Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation and use of estimates

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). These accounting principles require management to make certain estimates and assumptions that affect the amounts in the accompanying financial statements. Actual results may differ from those estimates. The Group bases its estimates on past experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources.

Significant accounting estimates reflected in the Group’s financial statements include, but are not limited to, valuation allowance for deferred tax assets, useful lives of property, plant and equipment and intangible assets, impairment assessment of long-lived assets and goodwill, valuation of share-based compensation and payments, purchase price allocation for business acquisition and valuation of ordinary shares, convertible notes, derivative liabilities and warrants. Actual results may differ materially from those estimates.

Principles of consolidation

The accompanying consolidated financial statements include the financial information of the Group. All intercompany balances and transactions have been eliminated.

Business combinations

Business combinations are recorded using the acquisition method of accounting. The purchase price of the acquisition is allocated to the tangible assets, liabilities, identifiable intangible assets acquired and non-controlling interest, if any, based on their estimated fair values as of the acquisition date. The excess of the purchase price over those fair values is recorded as goodwill. Acquisition-related expenses and restructuring costs are expensed as incurred.

Fair value

Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The carrying values of financial instruments, which consist of cash and cash equivalents, restricted cash, amounts due from related parties, other receivables, other payables, amounts due to related parties and short-term bank borrowings are recorded at cost which approximates their fair value due to the short-term nature of these instruments.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES-continued

Financial instruments

The Group’s financial instruments consist primarily of cash and cash equivalents, restricted cash, amounts due from/to related parties, other receivables, other payables, short-term bank borrowings, convertible notes, promissory notes, derivative liabilities and warrants.

Convertible notes

Convertible notes for which the fair value option are elected are carried at fair value, with changes in fair value recognized in earnings.

Convenience translation

The Group’s business is primarily conducted in China and all of the revenues are denominated in RMB. However, periodic reports made to shareholders will include current period amounts translated into USD using the exchange rate as of balance sheet date, for the convenience of the readers. Translations of balances in the consolidated balance sheets and the related consolidated statements of operations, comprehensive loss, change in (deficit) equity and cash flows from RMB into USD as of and for the year ended December 31, 2018 are solely for the convenience of the readers and were calculated at the rate of USD1.00=RMB6.8755, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2018. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into USD at that rate on December 31, 2018, or at any other rate.

Cash and cash equivalents

Cash and cash equivalents comprise cash at banks and on hand, which have original maturities of three months or less when purchased and are subject to an insignificant risk of changes in value. The carrying value of cash equivalents approximates market value.

Restricted cash

Restricted cash represents cash deposits in restricted bank accounts, required by local regulations, for operating schools. The deposits in restricted bank accounts cannot be withdrawn until these schools are closed. Restricted cash is classified as either current or non-current based on when the funds will be released in accordance with the terms of the respective agreement.

Inventories

Inventories, mainly consisting of textbooks, are stated at the lower of cost or net realizable value. Cost is determined using the weighted average cost method.

Property, plant and equipment, net

Property, plant and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Buildings	37 years
Electronic equipment	3 years
Motor vehicles	5 years
Furniture and education equipment	5 years
Leasehold improvement	Shorter of lease term or estimated economic life

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES-continued

Property, plant and equipment, net-continued

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterment that extends the useful lives of property, plant and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the assets and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statement of operations.

Goodwill and intangible assets

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets of businesses acquired. Intangible assets with finite lives are amortized over their estimated useful lives. The useful life of an intangible asset is the period over which the asset is expected to contribute directly or indirectly to future cash flows.

Goodwill is tested for impairment annually at the end of the fourth quarter, or sooner if impairment indicators arise. In the evaluation of goodwill for impairment, the Group may perform a qualitative assessment to determine if it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If it is not, no further analysis is required. If it is, a prescribed two-step goodwill impairment test is performed to identify potential goodwill impairment and measure the amount of goodwill impairment loss to be recognized for that reporting unit, if any.

The first step in the two-step impairment test is to identify if a potential impairment exists by comparing the fair value of a reporting unit with its carrying amount, including goodwill. The fair value of a reporting unit is estimated by applying valuation multiples and/or estimating future discounted cash flows. The selection of multiples is dependent upon assumptions regarding future levels of operating performance as well as business trends and prospects, and industry, market and economic conditions. When estimating future discounted cash flows, the Group considers the assumptions that hypothetical marketplace participants would use in estimating future cash flows. In addition, where applicable, an appropriate discount rate is used, based on an industry-wide average cost of capital or location-specific economic factors. If the fair value of a reporting unit exceeds its carrying amount, goodwill of the reporting unit is not considered to have a potential impairment and the second step of the impairment test is not necessary. However, if the carrying amount of a reporting unit exceeds its fair value, the second step is performed to determine if goodwill is impaired and to measure the amount of impairment loss to recognize, if any.

The second step compares the implied fair value of goodwill with the carrying amount of goodwill. The implied fair value of goodwill is determined in the same manner as the amount of goodwill recognized in a business combination (i.e., the fair value of the reporting unit is allocated to all the assets and liabilities, including any unrecognized intangible assets, as if the reporting unit had been acquired in a business combination and the fair value of the reporting unit was the purchase price paid to acquire the reporting unit). If the implied fair value of goodwill exceeds the carrying amount, goodwill is not considered impaired. However, if the carrying amount of goodwill exceeds the implied fair value, an impairment loss is recognized in an amount equal to that excess.

Based on the result of annual goodwill impairment assessment, no impairment charge was recognized for the years ended December 31, 2016, 2017 and 2018.

Acquired intangible assets other than goodwill consist of student base, definite trademark, relationship with partnership school and franchise agreements, which are carried at cost, less accumulated amortization and impairment. The amortization periods are as follows:

Student Base	2.2 - 7 years
Trademark	5.4 years & Indefinite
Relationship with partnership school	6.4 years
Franchise agreement	3.4 years

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES-continued

Goodwill and intangible assets-continued

The Group has determined that certain trademarks do not have determinable useful lives. Consequently, the carrying amount of trademarks are not amortized but are tested for impairment annually or more frequently if events or changes in circumstances indicate that the assets might be impaired. Such impairment test consists of a comparison of the fair value of the trademarks with their carrying amount and an impairment loss is recognized if and when the carrying amounts of the trademarks exceed their fair values. The estimates of fair values of intangible assets not subject to amortization are determined using various discounted cash flow valuation methodologies. Significant assumptions are inherent in this process, including estimates of discount rates. Discount rate assumptions are based on an assessment of the risk inherent in the respective intangible assets. No impairment loss was recorded during the years ended December 31, 2016, 2017, and 2018.

Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets. The Group did not record any impairment losses on its long-lived assets during the years ended December 31, 2016, 2017 and 2018.

Revenue recognition

Adoption of Accounting Standard Codification (“ASC”), “Revenue from Contracts with Customers”

In May 2014, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2014-09, “Revenue from Contracts with Customers (Topic 606)” as modified by subsequently issued ASUs 2015-14, 2016-08, 2016-10, 2016-12 and 2016-20 (collectively ASU 2014-09).

On January 1, 2018, the Group adopted Topic 606 applying the modified retrospective method to all contracts that were not completed as of January 1, 2018. Results for reporting periods beginning after January 1, 2018 are presented under Topic 606, while prior period amounts are not adjusted and continue to be reported under the accounting standards in effect for the prior period. The Group recorded a net reduction to opening accumulated deficit of RMB48,316 as of January 1, 2018 due to the cumulative impact of adopting Topic 606. The impacts to revenue for the year ended December 31, 2018 were an increase of RMB7,064 as a result of adopting Topic 606.

Revenues are recognized when control of the promised goods or services are transferred to the customers, in an amount that reflects the consideration that the Group expects to receive in exchange for those goods or services.

The following table presents the Group’s revenues disaggregated by revenue sources. The Group’s revenue is reported net of discounts, value added tax and surcharges.

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Services:
K-12 tutoring services - group class	298,733	611,268	817,843
K-12 tutoring services - personalized	71,979	272,880	364,554
Study-abroad test preparation services	59,145	334,288	860,687
Study-abroad consulting services	9,324	64,126	185,033
Total net revenues	439,181	1,282,562	2,228,117

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES-continued

Revenue recognition-continued

The following is a description of principal activities from which the Group generates revenue and related revenue recognition policies.

(i)	K-12 tutoring services

The Group offers various types of after-school tutoring services to help students improve their academic performance and qualify for their desired schools and universities. The after-school tutoring services primarily consist of after-school group class courses and personalized tutoring courses. The K-12 tutoring services are accounted for as a single performance obligation. Tuition fees are generally collected in advance and are initially recorded as deferred revenue. Deferred revenue is recognized proportionately as the tutoring sessions are delivered. Tuition refunds are provided to students if they decide within the trial period that they no longer want to take the course. For some K-12 courses, the Group also offers refunds for any remaining classes to students who withdraw from the course. The refund is equal to the amount related to the undelivered class. The Group determines the transaction price to be earned by estimating the refund liability based on historical refund ratio on a portfolio basis using the expected value method.

(ii)	Study abroad tutoring services
•	Study-abroad test preparation services

The Group offers study abroad test preparation services to help students prepare for admission tests for high schools, universities and graduate programs in other countries. Tutoring fees are collected in advance and are initially recorded as deferred revenue which is recognized proportionately as the tutoring sessions are delivered. Students are entitled to certain trial class of the purchased course and course fee is fully refundable if a student decides not to take the remaining course after the trial class. No refund will be provided to a student who withdraws from a course after the trial period. The study-abroad test preparation services are accounted for as a single performance obligation.

•	Study-abroad consulting services

The Group offers study abroad consulting services to provide quality advisory guidance for students who intend to study abroad. The Group charges each student an up-front prepaid fee based on the scope of consulting services requested by the student. Portion of the prepaid services fee are refundable if the student does not successfully gain admission, which are accounted for as variable consideration under Topic 606. The study-abroad consulting services are accounted for as a single performance obligation. The Group estimates the variable consideration to be earned and recognizes revenue over the service period.

Remaining performance obligations represents the transaction price of contracts for which service has not been performed under study-abroad consulting services. As of December 31, 2018, the aggregate amount of the transaction price related to the remaining performance obligations was RMB188,357. The Group estimates that revenue RMB129,473 and RMB44,596 on the remaining performance obligations to be recognized over the next 12 and 24 months, respectively, with the remainder, at RMB14,288 , recognized thereafter.

The contract liability consists of deferred revenue and refund liability.

Arrangements with multiple performance obligations

The Group’s contracts with customers may include multiple performance obligations. For such arrangements, the Group allocates revenues to each performance obligation based on its relative standalone selling price. The Group generally determines standalone selling prices based on the prices charged to customers.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES-continued

Revenue recognition-continued

Impact of new revenue guidance on financial statement line items

The following tables presented the impact of adoption of ASC 606 on the consolidated balance sheet and statement of operations as of and for the year ended December 31, 2018:

	For the year ended December 31, 2018,
	As Reported	Balances without adoption of ASC 606	Effect of Change Higher/(Lower)
	RMB	RMB	RMB
Net revenues	2,228,117	2,221,053	7,064
Cost of revenues	1,242,889	1,242,889	—
Gross profit	985,228	978,164	7,064
Operating expenses:
Selling expenses	848,088	848,088	—
General and administrative expenses	775,883	775,883	—
Total operating expenses	1,623,971	1,623,971	—
Operating loss	(638,743)	(645,807)	7,064
Interest expense	51,901	51,901	—
Interest income	2,826	2,826	—
Foreign exchange loss	7,621	7,621	—
Loss on changes in fair value of convertible notes, derivative liabilities and warrants	131,748	131,748	—
Loss on extinguishment of convertible notes	900	900	—
Loss before income taxes	(828,087)	(835,151)	7,064
Net loss	(833,409)	(840,473)	7,064
Net loss attributable to equity shareholders of Puxin Limited	(833,411)	(840,475)	7,064
Net loss per share attributable to equity shareholders of Puxin Limited
Basic and diluted	(5.78)	(5.83)	0.05

	As of December 31, 2018,
	As Reported	Balances without adoption of ASC 606	Effect of Change Higher/(Lower)
	RMB	RMB	RMB
Total assets	2,737,019	2,737,019	—
Total liabilities	2,189,147	2,244,527	(55,380)
Accrued expenses and other current liabilities - refund liabilities	92,960	—	92,960
Deferred revenue, non-current portion	121,191	243,683	(122,492)
Deferred revenue, current portion	876,861	902,709	(25,848)
Total shareholders’ equity	547,872	492,492	55,380
Accumulated deficit	(1,469,303)	(1,524,683)	55,380

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES-continued

Revenue recognition-continued

Practical expedients and exemptions

The Group incurs sales commissions primarily for K-12 tutoring services and study-abroad test preparation services which are expensed when incurred because the amortization period would have been one year or less. These costs are recorded within sales and marketing expenses.

The Group does not disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less and (ii) contracts for which the Group recognizes revenue at the amount to which it has the right to invoice for services performed.

Deferred revenue

Deferred revenue primarily consists of tuition fees and consulting service fees received from customers for which the Group’s revenue recognition criteria have not been met. The deferred revenue will be recognized as revenue once the criteria for revenue recognition have been met.

Value added taxes

On January 1, 2012, the PRC Ministry of Finance and the State Administration of Taxation officially launched a pilot VAT reform program (“Pilot Program”), applicable to businesses in selected industries. Such VAT Pilot Program were phased in Beijing, Jiangsu, Anhui, Fujian, Guangdong, Tianjin, Zhejiang, and Hubei between September and December 2012. Businesses in the Pilot Program would pay VAT instead of business tax. Starting from May 1, 2016, the Pilot Program was promoted nationwide in a comprehensive manner in the PRC. With the implementation of the Pilot Program, the Group’s certain subsidiaries and schools are subject to VAT at the rate of 3%, as small scale VAT payer, and the remaining subsidiaries and schools are subject to VAT at the rate of 6%, as general VAT payer, which were all previously subject to business tax. The net VAT balance between input VAT and output VAT is recorded as accrued expenses and other current liabilities in the Group’s consolidated financial statements.

Since May 2016, in accordance with Cai Shui [2016] No. 68, the nonacademic educational programs and services in short-term training schools are subject to a simple VAT collection method and apply for a 3% VAT rate. Therefore, the Group’s nonacademic educational programs and services in short-term training schools which were previously subject to business tax are now subject to VAT.

Operating leases

Leases where substantially all the rewards and risk of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statement of operations on a straight-line basis over the shorter of the lease term or estimated economic life of the leased property.

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized. The impact of an uncertain income tax position is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES-continued

Share-based compensation

The Group measures the cost of employee share options based on the grant date fair value of the award and recognizes compensation cost over the period during which an employee is required to provide services in exchange for the award, which generally is the vesting period. For the graded vesting share options, the Group recognizes the compensation cost over the requisite service period for each separately vesting portion of the award as if the award is, in substance, multiple awards. When no future services are required to be performed by the employee in exchange for an award of equity instruments, the cost of the award is expensed on the grant date. The Group elects to recognize forfeitures when they occur.

Comprehensive loss

Comprehensive loss includes net loss and foreign currency translation adjustments. Comprehensive loss is reported in the consolidated statements of comprehensive loss.

Net loss per share

Net loss per share, basic and diluted, is computed on the basis of the net loss for the period divided by the weighted average number of common shares outstanding during the period. Diluted net loss per share is based upon the weighted average number of common shares and of common share equivalents outstanding when dilutive. Common share equivalents include: (i) outstanding stock options under the Company’s share incentive plan which are included under the treasury share method when dilutive, (ii) common shares to be issued under the assumed conversion of the Company’s outstanding convertible notes, which are included under the if-converted method when dilutive, and (iii) convertible redeemable participating preferred shares, which are included under the if-converted method when dilutive.

The Group’s convertible redeemable participating preferred shares are participating securities as they participate in undistributed earnings on an as-if-converted basis. Accordingly, the Group uses the two-class method whereby undistributed net income is allocated on a pro rata basis to the ordinary shares and preferred shares to the extent that each class may share in income for the period; whereas the undistributed net loss for the period is allocated to ordinary shares only because the convertible redeemable participating preferred shares are not contractually obligated to share the loss.

The computation of diluted net loss per share for the years ended December 31, 2016, 2017 and 2018 does not include common share equivalents, since such inclusion would be anti-dilutive.

Contingency

The Group is subject to lawsuits, investigations and other claims related to the operation of its schools. The Group is required to assess the likelihood of any adverse judgments or outcomes to these matters, as well as potential ranges of probable losses and fees.

Where it is not probable that an outflow of economic benefits will be required, or the amount cannot be estimated reliably, the obligation is disclosed as a contingent liability, unless the probability of outflow of economic benefits is remote. Possible obligations, whose existence will only be confirmed by the occurrence or non-occurrence of one or more future events, are also disclosed as contingent liabilities unless the probability of outflow of economic benefits is remote.

Significant risks and uncertainties

Foreign currency risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the Peoples Bank of China, controls the conversion of RMB into other currencies. The value of the RMB is subject to changes in central government policies, international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Group’s cash and cash equivalents and restricted cash denominated in RMB amounted to RMB184,752 and RMB279,162 as of December 31, 2017 and 2018, respectively.

Concentration of credit risk

Financial instruments that potentially expose the Group to significant concentration of credit risk primarily consist of cash and cash equivalents and prepayment and other current assets. As of December 31, 2017 and 2018, substantially all of the Group's cash and cash equivalents were deposited in financial institutions located in the PRC.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES-continued

Recent accounting pronouncements not yet adopted

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842) (“ASU 2016-02” or “Topic 842”), which amends, among other things, the existing guidance by requiring lessees to recognize lease right-of-use assets (“ROU assets”) and liabilities (for lease payments) arising from operating leases on the balance sheet. For leases with a term of twelve months or less, ASU 2016-02 permits an entity to make an accounting policy election to not recognize a ROU asset nor lease liability, but rather to recognize such leases as lease expense, generally on a straight-line basis over the lease term. In July 2018, the FASB issued ASU 2018-10, Codification Improvements to Topic 842, Leases, which clarified various aspects of the guidance under ASU 2016-02. ASU 2016-02 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018, with early adoption permitted. Originally, entities were required to adopt ASU 2016-02 using a modified retrospective approach, which required prior periods to be presented under Topic 842. However, in July 2018, the FASB issued ASU 2018-11, Leases (Topic 842): Targeted Improvements, which allows entities the option of recognizing the cumulative effect of applying Topic 842 as an adjustment to the opening balance of retained earnings in the year of adoption while continuing to present all prior periods under previous lease accounting guidance.

The Group has implemented a new lease management system that will facilitate the adoption of this standard and enable the Group to fulfill its requirements for both reporting and disclosure purposes, and the Group has reviewed and implemented the necessary changes to its existing policies, processes and controls to achieve appropriate compliance. The Group will adopt Topic 842 in the first quarter of 2019 using the modified retrospective transition approach allowed under ASU 2018-11, and will recognize any cumulative effect of applying the standard as an adjustment to the opening balance of retained earnings as of January 1, 2019. The Group will elect the practical expedients under ASU 2016-02 which includes the use of hindsight in determining the lease term and the practical expedient package to not reassess whether any expired or existing contracts are or contain leases, to not reassess the classification of any expired or existing leases, and to not reassess initial direct costs for any existing leases. The Group has evaluated the effect of the adoption of this ASU and expects the adoption will result in an increase in the assets and liabilities on the consolidated balance sheets for the operating leases and will have an insignificant impact on the consolidated statements of operations.

In January 2017, FASB issued ASU No. 2017-04: Simplifying the Test for Goodwill Impairment. Under the new accounting guidance, an entity will no longer determine goodwill impairment by calculating the implied fair value of goodwill by assigning the fair value of a reporting unit to all of its assets and liabilities as if that reporting unit had been acquired in a business combination. Instead, an entity will perform its goodwill impairment tests by comparing the fair value of a reporting unit with its carrying amount. An entity will recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value but not to exceed the total amount of the goodwill of the reporting unit. In addition, an entity should consider income tax effects from any tax deductible goodwill on the carrying amount of the reporting unit when measuring the goodwill impairment, if applicable. The provisions of the new accounting guidance are required to be applied prospectively. The new accounting guidance is effective for the company for goodwill impairment tests performed in fiscal years beginning after December 15, 2019. Early adoption is permitted for goodwill impairment tests performed after January 1, 2017. The Group is in the process of assessing the impact on its consolidated financial statements from the adoption of the new guidance.

In October 2018, the FASB issued ASU 2018-17, Consolidation (Topic 810): Targeted Improvements to the Related Party Guidance for Variable Interest Entities. ASU 2018-17 changes how entities evaluate decision-making fees under the variable interest entity guidance. To determine whether decision-making fees represent a variable interest, an entity considers indirect interests held through related parties under common control on a proportional basis, rather than in their entirety. This guidance will be adopted using a retrospective approach and is effective for the Group on January 1, 2020. The Group is evaluating the effect that adoption of this guidance will have on its consolidated financial statements and related disclosures.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES-continued

Newly adopted accounting pronouncements

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers” as modified by subsequently issued ASUs 2015-14, 2016-08, 2016-10, 2016-12 and 2016-20 (collectively ASU 2014-09). ASU 2014-09 superseded existing revenue recognition standards with a single model unless those contracts are within the scope of other standards (e.g., an insurance entity’s insurance contracts). The revenue recognition principle in ASU 2014-09 is that an entity should recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The Group adopted Topic 606 on January 1, 2018, as allowed, using the modified retrospective transition method. The Group recognized the cumulative effect of applying the new revenue standard as an adjustment to the opening balance of accumulated deficit at the beginning of 2018. The comparative information has not been restated and continues to be reported under the accounting standards in effect for the period presented.

See Note 2 - Revenue recognition, for additional accounting policy and transition disclosures.

In January 2017, the FASB issued ASU 2017-01: Business Combinations (Topic 805): Clarifying the Determination of Business. The Update requires that when substantially all of the fair value of the gross assets acquired (or dispose of) is concentrated in a single identifiable asset or a group of similar identifiable assets, the set is not a business. This screen reduces the number of transactions that need to be further evaluated. If the screen is not met, the amendments in this ASU on update (1) required that to be considered a business, a set must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create output and (2) remove the evaluation of whether a market participant could replace missing elements. Public business entities should apply the amendments in this ASU to annual periods beginning after December 15, 2017, including interim period within those periods. Early adoption of the amendments in this Update is allowed. The amendments in this ASU should be applied prospectively on or after the effective date. No disclosure are required at transition. The Group adopted this ASU on January 1, 2018 and determined it had no impact on its consolidated financial statements as of December 31, 2018.

In May 2017, FASB issued a new pronouncement, ASU 2017-09, which amends the scope of modification accounting for share-based payment arrangements. The ASU provides guidance on the types of changes to the terms or conditions of share-based payment awards to which an entity would be required to apply modification accounting under ASC 718. Specifically, an entity would not apply modification accounting if the fair value, vesting conditions, and classification of the awards are the same immediately before and after the modification. The new accounting guidance is effective for annual reporting periods, including interim periods within those annual reporting periods, beginning after December 15, 2017. Early adoption is permitted, including adoption in any interim period. The Group adopted this ASU on January 1, 2018 and determined it had no impact on its consolidated financial statements as of December 31, 2018.